Convertible Debentures and Promissory Notes Payable (Details 1) - USD ($)	May 31, 2023	Nov. 30, 2022
Promissory Notes Payable	$ 359,454	$ 360,514
Promissory notes payable to two directors and officers
Promissory Notes Payable	156,377	157,437
Promissory notes payable to third party
Promissory Notes Payable	$ 203,077	$ 203,077